OTHER LIABILITIES - Schedule of change in actuarial liabilities (Detail) - Avon [member] - Pension Plan [member] - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Balance at the beginning of the year		R$ 445,804	R$ 609,961
Cost of services - current		19,707	24,660
Interest cost - recognized in the statement of profit or loss		15,568	10,934
Administrative costs		2,698	2,698
Company contributions		(4,299)	(49,516)
Benefits paid		(22,262)	(6,413)
Actuarial loss in OCI	[1]	(254,913)	(99,991)
Reclassifications		24,956	18,045
Other		88,474	(72,252)
Translation adjustment		18,518	7,678
Balance as of the end of the year		R$ 334,251	R$ 445,804

[1]	The actuarial loss recorded throughout 2022 is directly related to the update of the mortality tables, as they were impacted by the effects of the Covid-19 pandemic.